Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2025	$ 96
For the year ending December 31, 2026	191
Total lease payments	287
Less: Imputed interest	(60)
Present value of lease liabilities	$ 227	$ 359